Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: June 2008

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Third Amended and Restated Transfer and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: June 30, 2008

(b)	Interest Period: June 16, 2008 through July 14, 2008

(1)	Interest Period for New Issuances:

A2008-10: June 13, 2008 through July 14, 2008

C2008-3: June 16, 2008 through July 14, 2008

B2008-1: June 16, 2008 through July 14, 2008

(c)	Determination Date: July 11, 2008

(d)	Distribution Date: July 15, 2008

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
	Name:	Patricia Garvey
	Title:	Vice President